LOANS FROM THIRD PARTIES (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
Loan From Third Party [Member]
Unsecured loan	$ 666,958
Annual interest rate	3.45%
Loan From Third Party Other [Member]
Unsecured loan	$ 308,758
Annual interest rate	20.00%